Concentrations (Details) - Schedule of Company's Purchase - Supplier Concentration Risk [Member] - Purchase [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Schedule of Company
Concentration risk, percentage	20.40%	10.20%	38.00%
Supplier F [Member]
Schedule of Company
Concentration risk, percentage		40.30%
Supplier G [Member]
Schedule of Company
Concentration risk, percentage	15.70%
Supplier H [Member]
Schedule of Company
Concentration risk, percentage	11.50%
Supplier I [Member]
Schedule of Company
Concentration risk, percentage	11.20%
Supplier J [Member]
Schedule of Company
Concentration risk, percentage	10.50%